Document and Entity Information	Sep. 18, 2025
Cover [Abstract]
Entity Registrant Name	ORACLE CORP
Amendment Flag	true
Entity Central Index Key	0001341439
Document Type	8-K/A
Document Period End Date	Sep. 18, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35992
Entity Tax Identification Number	54-2185193
Entity Address, Address Line One	2300 Oracle Way
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78741
City Area Code	(737)
Local Phone Number	867-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ORCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 22, 2025, Oracle Corporation (“Oracle”) filed a Current Report on Form 8-K (the “Original Form 8-K”) announcing certain management and Board of Directors (“Board”) changes, including the promotions of Clayton Magouyrk and Michael Sicilia to the roles of Chief Executive Officer of Oracle and members of the Board and of Douglas Kehring to the role of Executive Vice President, Principal Financial Officer of Oracle, in each case effective as of September 22, 2025 (the “Effective Date”). The Original Form 8-K is being amended to disclose certain compensation determinations for Messrs. Magouyrk, Sicilia and Kehring made following the Effective Date.